REDEEMABLE NON-CONTROLLING INTERESTS	6 Months Ended
Jun. 30, 2024
Noncontrolling Interest [Abstract]
REDEEMABLE NON-CONTROLLING INTERESTS
NOTE 10 – REDEEMABLE NON-CONTROLLING INTERESTS

On July 3, 2019, AU10TIX entered into a Series A Preferred Subscription Agreement (the “Agreement”) with TPG Lux 2018 SC I, S.a.r.l (“TPG”), according to which AU10TIX issued 3,000,000 Series A Preferred Shares (“Series A Shares”) to TPG for a subscription price of US$60,000 in cash representing approximately 24% of the outstanding share capital of AU10TIX and 23.077% of the fully-diluted share capital of AU10TIX. Transaction costs totaled $4,540 and were deducted from the redeemable non-controlling interests balance.

On November 7, 2019, AU10TIX entered into a Series A and Series A-1 Preferred Subscription Agreement with Oak HC/FT Partners II, L.P. (“Oak”), according to which AU10TIX issued 1,000,000 Series A Preferred Shares and 23,622 Series A-1 Preferred Shares (“Series A-1 Shares” and together with Series A Shares – “the Preferred Shares”) to Oak for a subscription price of US$20,000 in cash representing approximately 7.401% of the outstanding share capital of AU10TIX and 7.143% of the fully-diluted share capital of AU10TIX. For accounting purposes, the investment was allocated to the Series A and Series A-1 Preferred Shares on a relative fair value basis of $19,537 and $461, respectively. Transaction costs totaled $1,513 and were deducted from the respective investment amounts.

Following the Oak investment, on November 7, 2019, TPG subscribed for 307,087 Series A-1 Shares at nominal value (US$0.001 per share) (“Bonus Issue Series A-1 Shares”) in order to preserve its 23.077% ownership interest in the fully diluted share capital of AU10TIX.

On June 28, 2021, TPG, Oak, GF GW LLC (“GF”) and AU10TIX, entered into a Sale and Purchase Agreement (the “SPA”), pursuant to which Oak and GF purchased preferred shares in AU10TIX from TPG. In connection with the SPA, (i) such parties and ICTS entered into an amended and restated shareholders agreement (the “SHA”) and an amended and restated registration rights agreement (the “RRA”) and (ii) AU10TIX’s Articles of Association (the “Articles”) were amended by a deed of amendment (the “Deed of Amendment”).

Pursuant to the SPA, Oak purchased 755,906 AU10TIX Series A Preferred shares from TPG and GF purchased 1,511,811 AU10TIX Series A Preferred Shares from TPG. In connection with such purchases, all outstanding AU10TIX’s Series A Preferred Shares and Series A-1 Preferred Shares were re-designated as New Series A Preferred Shares and the Ordinary Shares owned by ICTS were re-designated as Class B Ordinary Shares, as described below.

Following the completion of the sales and purchases contemplated by the SPA on June 28, 2021: (i) ICTS owns 68.69% of the outstanding share capital of AU10TIX in the form of Class B Ordinary Shares; (ii) Oak owns 12.87% of the outstanding share capital of AU10TIX in the form of New Series A Preferred Shares; (iii) GF owned 10.93% of the outstanding share capital of AU10TIX in the form of New Series A Preferred Shares; and (iv) TPG owns 7.51% of the outstanding share capital of AU10TIX in the form of New Series A Preferred Shares. In addition, AU10TIX may issue up to 500,000 Class A Ordinary Shares under its existing employee stock option plan. In February 2023, the option plan was increased to up to 1,000,000 Class A Ordinary Shares. In April 2024, 241,000 options were exercised into shares.

In consideration of the benefits to Oak increasing its shareholding and GF becoming a shareholder, AU10TIX provided certain customary warranties to Oak and GF concerning AU10TIX and its business. In addition, AU10TIX agreed to be primarily liable to Oak and GF for any breaches by TPG of its customary fundamental warranties given to Oak and GF (including that TPG owns AU10TIX Series A Preferred Shares being sold to Oak and GF); provided, that, TPG has agreed to indemnify and hold AU10TIX harmless for any losses incurred by AU10TIX in relation to such fundamental warranties given by TPG.

The Preferred Shares Rights

The SHA and the Articles (as amended by the Deed of Amendment) provide for the following material matters in respect of the rights attaching to the New Series A Preferred Shares and the Ordinary Shares and the ongoing governance of AU10TIX:

General: The New Series A Preferred Shares are entitled to one vote per share and rank equally with the Ordinary Shares in regards to dividends. The Ordinary Shares are divided into two classes: Class A Ordinary Shares and Class B Ordinary Shares, which rank equally as to dividends. The Class A Ordinary Shares are entitled to one vote per share. The Class B Ordinary Shares are entitled to three votes per share and may only be held by ICTS and its permitted transferees.

Liquidation Preference: the holders of New Series A Preferred Shares (“Series A Holders”) are entitled to a liquidation preference upon the occurrence of a (i) sale, initial public offering, which term includes certain business combinations with a SPAC (an “IPO”), merger, consolidation or reorganization, which results in a change of control of AU10TIX, and (ii) winding-up, dissolution or liquidation of AU10TIX, pursuant to which the Series A Holders are entitled, on the occurrence of such event and in priority to the Ordinary Shares, to receive the greater of: (a) US$26.4583 per share, subject to adjustments for certain events affecting the capital of AU10TIX (the “Starting Price”) plus all accrued but unpaid dividends in respect of the New Series A Preferred Shares, less all dividends previously paid on the New Series A Preferred Shares, and (b) the proceeds distributable in respect of the New Series A Preferred Shares had they been converted into Class A Ordinary Shares. The Ordinary Shares rank equally in liquidation.

The Preferred Shares Rights (Continued)

Conversion Rights: The New Series A Preferred Shares are subject to conversion into Class A Ordinary Shares on a 1:1 basis (subject to adjustments for certain events affecting the capital of AU10TIX): (a) upon the written request by any Series A Holder; and (b) immediately prior to a qualifying IPO of AU10TIX (being an IPO where each Class A Ordinary Share is valued at not less than 150% of the Starting Price at the completion of the IPO, subject to adjustments for certain events affecting the capital of AU10TIX) (a “Qualifying IPO”). The Class B Ordinary Shares are convertible into Class A Ordinary Shares at any time upon the written request of a holder of Class B Ordinary Shares on a 1:1 basis, subject to adjustments for certain events affecting the capital of AU10TIX.

Anti-Dilution Protection: The SHA contains customary broad-based weighted average anti-dilution protection whereby if further shares are issued by AU10TIX at a price per new security that is less than the Starting Price, then the Series A Holders shall be entitled to receive additional Class A Ordinary Shares (at no further cost) on a weighted-average basis reflecting the value of the equity in AU10TIX, based on the subscription price paid in the new issue of securities.

Transfers: Subject to certain customary exceptions, including a transfer to a permitted transferee, any shareholder (other than TPG, Oak and GF) wishing to transfer any of the shares held by it shall first offer such shares to each shareholder holding 3% or more of AU10TIX’s outstanding share capital at the same price and on the same terms at which the selling shareholder wishes to transfer such shares.

New Issuances: Subject to certain customary exceptions, each shareholder holding 3% or more of AU10TIX’s outstanding share capital has the right to participate in any new issuance of securities by AU10TIX.

Information Rights: Subject to certain exceptions, each shareholder holding 3% or more of AU10TIX’s outstanding share capital is entitled to receive certain financial information regarding AU10TIX including budgets, annual and quarterly accounts and details of any third party offer for the stock or assets of AU10TIX, as well as certain inspection rights.

Exit Rights: At any time from and after July 3, 2026, upon written request by Series A Holders holding at least 60% of the then outstanding New Series A Preferred Shares (the “Preferred Majority”), AU10TIX is required to use reasonable endeavors to facilitate a sale of AU10TIX within six months after such written request, and, thereafter, the Preferred Majority has the right to step-in and require AU10TIX to facilitate a sale or IPO. On the exercise of such step-in right, each other shareholder (including ICTS) is required to cooperate with the Preferred Majority regarding such sale or IPO and the Preferred Majority has the right to exercise drag rights over the shares held by other shareholders in order to facilitate such exit event.

Board Arrangements: The Shareholders Agreement and Articles provide that the board of directors of AU10TIX shall be constituted by up to six directors: (i) four of whom will be appointed by the holder of a majority of the Class B Ordinary Shares (i.e., currently ICTS); (ii) one of whom will be appointed by Oak (for so long as Oak holds at least 50% of the New Series A Preferred Shares held on the date of the closing of the transactions contemplated by the SPA, subject to adjustments for certain events affecting the capital of AU10TIX); and (iii) one of whom will be appointed by GF (for so long as GF holds at least 50% of the New Series A Preferred Shares held on the date of the closing of the transactions contemplated by the SPA, subject to adjustments for certain events affecting the capital of AU10TIX). As a general matter, the board of AU10TIX is able to pass resolutions by a simple majority, subject to the consent rights of the Preferred Majority set out below.

The Preferred Shares Rights (Continued)

Preferred Majority Consent Rights: For as long as the Series A Holders hold, in the aggregate, at least 25% of the New Series A Shares Preferred Shares on the date of the closing of the transactions contemplated by the SPA, subject to adjustments for certain events affecting the capital of AU10TIX, the consent of the Preferred Majority is required for the following actions (i) amending the SHA or the Articles in a manner that would adversely affect the rights, preferences or privileges of the New Series A Preferred Shares; (ii) issuing new securities ranking senior to or pari passu with the New Series A Preferred Shares; (iii) making of any dividend or distribution other than a dividend or distribution that is pro rata to the Series A Holders and the holders of the Ordinary Shares; (iv) redeeming any Ordinary Shares; (v) incurring debt in excess of 4.0x AU10TIX’s consolidated EBITDA in the 12-month period ending on the last day of the month preceding the month in which the debt was incurred; (vi) consummating an IPO other than a Qualifying IPO; (vii) making certain changes to the size of AU10TIX’s board; (viii) making any fundamental change in the nature of the business of AU10TIX and its subsidiaries; (ix) entering into related party transactions, unless such transaction is commercially reasonable and on an arm’s-length basis; and (x) either amending AU10TIX’s existing stock option plan or creating a new stock option plan to allow for the issuance of more than 500,000 additional Class A Common Shares.

Tag Rights: Following completion of the procedures on transfers set out above, each Series A Holder holding 3% or more of AU10TIX’s outstanding shares will have the right to participate proportionately in any third-party share sale by another shareholder other than a Series A Holder (subject to certain customary exceptions).

Drag Rights: AU10TIX has the right to drag other shareholders into an exit event subject to certain requirements being satisfied (including either (i) holders of New Series A Shares receiving the greater of: (a) the Starting Price and (b) the proceeds distributable in respect of the New Series A Preferred Shares had they been converted into Class A Ordinary Shares, in each case with the approval of the Board, the Preferred Majority and the holders of a majority of the shares or (ii) a minimum value per New Series A Share of 150% of the Starting Price approved by the Board and holders of a majority of the shares, in each case subject to adjustments for certain events affecting the capital of AU10TIX) in relation to such exit transaction.

Termination: The SHA terminates upon (i) the agreement of AU10TIX, the Preferred Majority and a majority of the holders of the Ordinary Shares or (ii) the closing of a Qualifying IPO.

Tax Matters: AU10TIX is required to provide the Series A Holders with certain customary information for U.S. federal tax reporting purposes.

Confidentiality and Public Announcements: The SHA provides for customary confidentiality protections and limitations on public announcements without consent.

The RRA provides the Series A Holders (and in certain cases the holders of the Class B Ordinary Shares) with a limited number of customary long-form and short-form demand registration rights, shelf registration rights and the right to participate under certain conditions if AU10TIX determines to register its shares. In addition, AU10TIX has undertaken to (i) take certain actions to facilitate the rights of the parties under the RRA; (ii) provide customary indemnification; (iii) not agree to further registration rights superior to those granted under the RRA; and (iv) limit issuances of its shares under certain circumstances set out in the RRA.

Pre-emption Rights: The Shareholders Agreement contains a restriction on issuing any securities senior to or pari passu with the New Series A Preferred Shares for so long as the holders of the New Series A Preferred Shares on June 28, 2021 (or their transferees in accordance with the terms of the Shareholders Agreement) continue to collectively hold at least 25% of such number (appropriately adjusted for certain corporate events) of New Series A Preferred Shares. In addition, each shareholder holding in excess of 3% of AU10TIX’s outstanding shares has the right to participate in any new issuance of securities by AU10TIX, subject to customary exceptions.

The Preferred Shares Rights (Continued)

On April 2024, AU10TIX declared a dividend of $10,000 which was paid in November 2024 to its shareholders. Out of this amount $6,751 was paid to ICTS, $3,249 was paid to the preferred shares shareholders of AU10TIX and $171 was paid to other shareholders of AU10TIX.

The following table sets forth for the movement in the redeemable non-controlling interests:

	Period Ended,
	June 30,	December 31,
	2024	2023

Balance as of the beginning of the year	$93,521	$89,974
Net Income (Loss)	459	3,490
Dividend from AU10TIX	(3,078)
Other Comprehensive Income - Translation adjustement	1	57
Balance as of the end of the period	$90,903	$93,521